Fair Value Measurements (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Inputs, Liabilities, Quantitative Information
The following is a summary of borrowings as of June 30, 2019 and December 31, 2018 (in thousands):

	June 30, 2019	December 31, 2018
Fair value	$2,467,023	$2,467,317
Recorded value(1)	2,439,554	2,456,867

(1)	Recorded value does not include net deferred financing expenses of $16.1 million and $18.0 million as of June 30, 2019 and December 31, 2018, respectively.

The following is a summary of borrowings as of December 31, 2018 and 2017 (in thousands):

	2018	2017
Fair value	$2,467,317	$1,765,151
Recorded value(1)	2,456,867	1,823,040

(1)	Recorded value does not include net deferred financing expenses of $18.0 million and $16.0 million as of December 31, 2018 and 2017, respectively.

Fair Value, Liabilities Measured on Recurring Basis
The fair value measurements that occurred during the six months ended June 30, 2019, and during the year ended December 31, 2018, were as follows (in thousands):

	June 30, 2019			December 31, 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Recurring
Derivative assets(1)	$—	$5,324	$—	$—	$29,708	$—
Derivative liability(1)	—	(21,007)	—	—	(3,633)	—
Earn-out liability	—	—	(32,000)	—	—	(39,500)
Nonrecurring
Impaired real estate assets, net(2)	—	120,510	—	—	71,991	—
Impaired corporate intangible asset, net	—	—	4,401	—	—	—

(1)	We record derivative assets in Other Assets, Net and derivative liabilities in Accounts Payable and Other Liabilities on our consolidated balance sheets.

(2)	The carrying value of impaired real estate assets may have subsequently increased or decreased

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation of the change in the earn-out liability measured at fair value on a recurring basis using Level 3 inputs (in thousands):

Earn-Out Liability
Balance at December 31, 2018	$39,500
Change in fair value recognized in Other Income (Expense), Net	(7,500)
Balance at June 30, 2019	$32,000

The following table presents a reconciliation of the change in the liability measured at fair value on a recurring basis using Level 3 inputs (in thousands):

Earn-Out Liability
Balance at December 31, 2017	$38,000
Change in fair value recognized in Other (Expense) Income, Net	1,500
Balance at December 31, 2018	$39,500

Fair Value Measurements, Nonrecurring
We recorded the following expense as a result of the impaired real estate assets (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Impairment of real estate assets	$25,199	$10,939	$38,916	$10,939